Note 14 - Stock Warrants: Schedule of Warrants, Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Expired, Weighted Average Fair value	$ 0
Warrant
Warrants, Outstanding, Beginning Balance	215,000	210,000
Outstanding, Weighted Average Exercise Price, Starting Balance	$ 1.60	$ 1.00
Outstanding, Weighted Average Fair Value	$ 6.80	$ 6.80
Issued	0	36,875
Issued, Weighted Average Exercise Price	$ 0	$ 5.60
Issued, Weighted Average Fair value	$ 0	$ 5.40
Exercised	0	(11,250)
Exercised, Weighted Average Exercise Price	$ 0	$ 0
Exercised, Weighted Average Fair value	$ 0
Cancelled	0	(20,625)
Cancelled, Weighted Average Exercise Price	$ 0	$ 0
Cancelled, Weighted Average Fair value	$ 0	$ 0
Expired	5,000	0
Expired, Weighted Average Exercise Price	$ 0	$ 0
Warrants, Outstanding, Ending Balance	210,000	215,000
Outstanding, Weighted Average Exercise Price, Ending Balance	$ 1.60	$ 1.60
Exercisable	210,000
Exercisable, Weighted Average Exercise Price	$ 1.60
Exercisable, Weighted Average Fair Value	6.80
Exercise Price Range, Lower Range Limit	1.00	1.00
Exercise Price Range, Upper Range Limit	$ 8.00	$ 8.00
Weighted Average Remaining Contractual Life	2 years 2 months 12 days	2 years 6 months